UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/07________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/08/08
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 137

Form 13F Information Table Value Total: $  509,192
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      170     4097 SH       SOLE                     4097
                                                               120     2876 SH       OTHER   1,2,3                     2876
Abercrombie & Fitch ClA        COM              002896207     2194    27440 SH       SOLE                    27440
                                                              1227    15345 SH       OTHER   1,2,3                    15345
Allstate Corp                  COM              020002101     2342    44835 SH       SOLE                    44835
                                                              2420    46331 SH       OTHER   1,2,3                    46331
Amer. Int'l Group              COM              026874107      547     9390 SH       SOLE                     9390
                                                              1873    32134 SH       OTHER   1,2,3                    32134
Amgen Inc                      COM              031162100     3172    68294 SH       SOLE                    68294
                                                              2705    58257 SH       OTHER   1,2,3                    58257
Anadarko Petroleum             COM              032511107     4089    62245 SH       SOLE                    62245
                                                              2028    30865 SH       OTHER   1,2,3                    30865
Asyst Technology Cp            COM              04648X107      217    66480 SH       SOLE                    66480
                                                               157    48145 SH       OTHER   1,2,3                    48145
Bank Amer Corp                 COM              060505104     3419    82856 SH       SOLE                    82856
                                                              2305    55862 SH       OTHER   1,2,3                    55862
Bn Santa Fe                    COM              12189T104      296     3555 SH       SOLE                     3555
                                                                67      810 SH       OTHER   1,2,3                      810
Chevron Corp                   COM              166764100     1879    20131 SH       SOLE                    20131
                                                              1514    16222 SH       OTHER   1,2,3                    16222
Cimarex Energy Co              COM              171798101      859    20200 SH       SOLE                    20200
                                                               632    14855 SH       OTHER   1,2,3                    14855
Citigroup Inc                  COM              172967101     1631    55409 SH       SOLE                    55409
                                                              1837    62415 SH       OTHER   1,2,3                    62415
Clear Channel Comm.            COM              184502102     1514    43873 SH       SOLE                    43873
                                                              1223    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101      833    45637 SH       SOLE                    45637
                                                               886    48546 SH       OTHER   1,2,3                    48546
Conocophillips                 COM              20825C104     5524    62557 SH       SOLE                    62557
                                                              4422    50082 SH       OTHER   1,2,3                    50082
Cooper Tire & Rubber           COM              216831107      139     8380 SH       SOLE                     8380
                                                                50     3040 SH       OTHER   1,2,3                     3040
Cost Plus Inc California       COM              221485105      504   116223 SH       SOLE                   116223
                                                               331    76250 SH       OTHER   1,2,3                    76250
Dollar Tree Stores             COM              256747106      459    17690 SH       SOLE                    17690
                                                               340    13100 SH       OTHER   1,2,3                    13100
Erie Indemnity Class B         COM              29530P201   290572     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109     1533    38343 SH       SOLE                    38343
                                                              1609    40252 SH       OTHER   1,2,3                    40252
Freddie Mac                    COM              313400301      266     7820 SH       SOLE                     7820
                                                               254     7444 SH       OTHER   1,2,3                     7444
Genesis Microchip Inc          COM              37184C103      923   107730 SH       SOLE                   107730
                                                               309    36085 SH       OTHER   1,2,3                    36085
Georgia Gulf Corp              COM              373200203      432    65325 SH       SOLE                    65325
                                                               518    78175 SH       OTHER   1,2,3                    78175
Goldman Sachs                  COM              38141G104     2045     9510 SH       SOLE                     9510
                                                              1470     6835 SH       OTHER   1,2,3                     6835
Hlth Mgt Assoc Cl A            COM              421933102      460    76964 SH       SOLE                    76964
                                                               400    66831 SH       OTHER   1,2,3                    66831
Home Depot Inc                 COM              437076102      119     4420 SH       SOLE                     4420
                                                               107     3980 SH       OTHER   1,2,3                     3980
Intel Corp                     COM              458140100     1209    45335 SH       SOLE                    45335
                                                              1398    52430 SH       OTHER   1,2,3                    52430
International Paper Co.        COM              460146103      132     4074 SH       SOLE                     4074
                                                               108     3325 SH       OTHER   1,2,3                     3325
J P Morgan Chase               COM              46625H100     1566    35878 SH       SOLE                    35878
                                                              1756    40218 SH       OTHER   1,2,3                    40218
Johnson & Johnson              COM              478160104     2135    32016 SH       SOLE                    32016
                                                              1835    27515 SH       OTHER   1,2,3                    27515
Kohl's Corp                    COM              500255104     2826    61710 SH       SOLE                    61710
                                                              2608    56940 SH       OTHER   1,2,3                    56940
Lehman Brothers                COM              524908100     3001    45859 SH       SOLE                    45859
                                                              2246    34316 SH       OTHER   1,2,3                    34316
Lilly Eli & Co                 COM              532457108      373     6980 SH       SOLE                     6980
                                                               122     2290 SH       OTHER   1,2,3                     2290
Louisiana Pacific Corp         COM              546347105      959    70132 SH       SOLE                    70132
                                                               769    56246 SH       OTHER   1,2,3                    56246
Lowe's Companies Inc           COM              548661107     1176    51978 SH       SOLE                    51978
                                                              1131    49996 SH       OTHER   1,2,3                    49996
Merrill Lynch                  COM              590188108     2143    39921 SH       SOLE                    39921
                                                              1663    30989 SH       OTHER   1,2,3                    30989
Micron Technology Inc          COM              595112103      385    53075 SH       SOLE                    53075
                                                               329    45429 SH       OTHER   1,2,3                    45429
Morgan Stanley                 COM              617446448      267     5025 SH       SOLE                     5025
                                                               342     6432 SH       OTHER   1,2,3                     6432
National City Corp             COM              635405103      720    43767 SH       SOLE                    43767
                                                               662    40207 SH       OTHER   1,2,3                    40207
Nautilus Group                 COM              63910B102      892   183955 SH       SOLE                   183955
                                                               698   143850 SH       OTHER   1,2,3                   143850
Norfolk Southern               COM              655844108     5818   115343 SH       SOLE                   115343
                                                              4623    91645 SH       OTHER   1,2,3                    91645
Omnivision Technologies        COM              682128103     1140    72845 SH       SOLE                    72845
                                                               588    37570 SH       OTHER   1,2,3                    37570
Partnerre Ltd                  COM              G6852T105      491     5945 SH       SOLE                     5945
                                                               557     6745 SH       OTHER   1,2,3                     6745
Pfizer Inc                     COM              717081103     4313   189759 SH       SOLE                   189759
                                                              3293   144869 SH       OTHER   1,2,3                   144869
Photronics Inc                 COM              719405102     3774   302661 SH       SOLE                   302661
                                                              3340   267812 SH       OTHER   1,2,3                   267812
Seacor Holdings, Inc.          COM              811904101      239     2575 SH       SOLE                     2575
                                                               320     3455 SH       OTHER   1,2,3                     3455
Smithfield Foods Inc           COM              832248108     3105   107360 SH       SOLE                   107360
                                                              3106   107410 SH       OTHER   1,2,3                   107410
Southwest Airlines Co          COM              844741108     1750   143457 SH       SOLE                   143457
                                                              1265   103656 SH       OTHER   1,2,3                   103656
Sovereign Bancorp Inc          COM              845905108       13     1155 SH       SOLE                     1155
                                                               135    11835 SH       OTHER                            11835
Stein Mart Inc                 COM              858375108      113    23905 SH       SOLE                    23905
                                                               151    31960 SH       OTHER   1,2,3                    31960
Suntrust Banks Inc             COM              867914103      623     9975 SH       SOLE                     9975
                                                               763    12210 SH       OTHER   1,2,3                    12210
Verizon Comm                   COM              92343V104     1167    26703 SH       SOLE                    26703
                                                               914    20923 SH       OTHER   1,2,3                    20923
Wachovia Corp - New            COM              929903102     1771    46577 SH       SOLE                    46577
                                                              1713    45031 SH       OTHER   1,2,3                    45031
Wal-Mart Stores Inc            COM              931142103     5051   106267 SH       SOLE                   106267
                                                              3601    75758 SH       OTHER   1,2,3                    75758
Walgreen Co                    COM              931422109     1172    30783 SH       SOLE                    30783
                                                              1149    30180 SH       OTHER   1,2,3                    30180
Washington Mutual Inc          COM              939322103      230    16885 SH       SOLE                    16885
                                                               206    15135 SH       OTHER   1,2,3                    15135
Watson Pharmaceuticals         COM              942683103     3978   146569 SH       SOLE                   146569
                                                              3223   118761 SH       OTHER   1,2,3                   118761
Wells Fargo & Co               COM              949746101      162     5365 SH       SOLE                     5365
                                                                83     2740 SH       OTHER   1,2,3                     2740
Weyerhaeuser Co                COM              962166104      291     3950 SH       SOLE                     3950
                                                               213     2895 SH       OTHER   1,2,3                     2895
Wyeth                          COM              983024100      411     9300 SH       SOLE                     9300
                                                               871    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106      890    55410 SH       SOLE                    55410
                                                               468    29125 SH       OTHER   1,2,3                    29125
ADR BP PLC                     ADR              055622104      351     4800 SH       SOLE                     4800
ADR Royal Dutch Shell Plc Spon ADR              780259206     1650    19598 SH       SOLE                    19598
                                                                80      945 SH       OTHER   1,2,3                      945
Midcap SPDR Trust Ser 1                         595635103      562 3625.0000SH       SOLE                3625.0000
SPDR Trust Series 1                             78462F103     6704 45853.0000SH      SOLE               45853.0000
Vanguard Total Stock Market VI                  922908769     2017 13897.0000SH      SOLE               13897.0000
iShares Russel 2000                             464287655      384 5058.0000SH       SOLE                5058.0000
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      654     7958 SH       SOLE                     7958
iShares Lehman Aggregate Bond                   464287226      776     7671 SH       SOLE                     7671
Ishares Inc Msci Japan                          464286848      205    15400 SH       SOLE                    15400
Ishares MSCI EAFE Grw Idx                       464288885     1454    18708 SH       SOLE                    18708
iShares MSCI EAFE Index Fund                    464287465    34666   441602 SH       SOLE                   441602
                                                               180     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     3781    25157 SH       SOLE                    25157
                                                                21      140 SH       OTHER                              140
iShares MSCI Taiwan                             464286731      229    15235 SH       SOLE                    15235